SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2023	2022	2021*

Network and IT costs	506	503	491
Personnel costs	416	411	361
Customer associated costs	386	347	413
Losses on receivables	14	28	14
Taxes, other than income taxes	74	30	50
Other	250	214	197
Total selling, general and administrative expenses	1,646	1,533	1,526
*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).
In 2022, our subsidiary in Pakistan recorded a reversal of PKR 13.8 billion (US$63 million) in customer associated costs, relating to the reversal of a provision following a favorable decision from the Islamabad High Court on pending litigation.
LEASES
Short-term leases and leases for low value items are immediately expensed as incurred.
ACCOUNTING POLICIES
Customer associated costs
Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain dealer commissions are initially capitalized within ‘Other Assets’ in the consolidated statement of financial position and subsequently amortized within "Customer associated costs". Refer to Note 3 for further details.